Offerings	Nov. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00000125 per share
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.5
Offering Note
(1)	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

(2)	The Registrant will issue to the underwriters warrants to purchase a number of ordinary shares equal to an aggregate of 5% of the ordinary shares sold in the offering. The exercise price of the underwriters’ warrants is equal to 125% of the offering price of the Ordinary Shares offered hereby. The underwriters’ warrants will be exercisable at any time and from time to time, in whole or in part, during the four and half year period commencing six months from the commencement date of sales in the offering.

(3)	The registration fee for the original Proposed Maximum Aggregate Offering Price of $5,000,000 of Ordinary Shares was calculated with the fee rate of $0.0001381 per share and the registration fee for the additional Proposed Maximum Aggregate Offering Price of $250,000 of the Ordinary Shares issuable upon exercise of the underwriter’s warrants was calculated with the fee rate of $0.0001381 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Ordinary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(1)	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

(2)	The Registrant will issue to the underwriters warrants to purchase a number of ordinary shares equal to an aggregate of 5% of the ordinary shares sold in the offering. The exercise price of the underwriters’ warrants is equal to 125% of the offering price of the Ordinary Shares offered hereby. The underwriters’ warrants will be exercisable at any time and from time to time, in whole or in part, during the four and half year period commencing six months from the commencement date of sales in the offering.

(3)	The registration fee for the original Proposed Maximum Aggregate Offering Price of $5,000,000 of Ordinary Shares was calculated with the fee rate of $0.0001381 per share and the registration fee for the additional Proposed Maximum Aggregate Offering Price of $250,000 of the Ordinary Shares issuable upon exercise of the underwriter’s warrants was calculated with the fee rate of $0.0001381 per share.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34.53
Offering Note
(1)	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

(2)	The Registrant will issue to the underwriters warrants to purchase a number of ordinary shares equal to an aggregate of 5% of the ordinary shares sold in the offering. The exercise price of the underwriters’ warrants is equal to 125% of the offering price of the Ordinary Shares offered hereby. The underwriters’ warrants will be exercisable at any time and from time to time, in whole or in part, during the four and half year period commencing six months from the commencement date of sales in the offering.

(3)	The registration fee for the original Proposed Maximum Aggregate Offering Price of $5,000,000 of Ordinary Shares was calculated with the fee rate of $0.0001381 per share and the registration fee for the additional Proposed Maximum Aggregate Offering Price of $250,000 of the Ordinary Shares issuable upon exercise of the underwriter’s warrants was calculated with the fee rate of $0.0001381 per share.